Income Taxes - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0
Increase in operating loss carryforwards		7,170,000
Operating loss carryforwards		$ 56,083,000	48,913,000
Operating loss carryforwards, latest expiration year		2033
Operating loss carryforwards, expiration date		various years through 2033
Net deferred tax asset recognized		$ 0	$ 0
Change period for unrecognized tax benefits		12 months